Note 5 - Property and Equipment, Net (Details) - Property and Equipment	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 11,671,783	$ 1,801,813	¥ 12,795,469
Accumulated depreciation	(8,197,906)	(1,265,538)	(9,515,986)
Property and equipment, net	3,473,877	536,275	3,279,483
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	871,202	134,490	1,245,883
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,979,617	305,600	3,192,766
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,022,327	929,687	5,760,046
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	38,000	5,866	38,000
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 2,760,637	$ 426,170	¥ 2,558,774